Investment Securities - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Due in one year or less	$ 18,076
Due after one year through five years	63,424
Due after five years through ten years	13,750
Due after ten years	6,098
Total	101,348
Mortgage-backed securities	121,230
Total available-for-sale securities	222,578	$ 234,192
Fair Value
Due in one year or less	17,964
Due after one year through five years	62,599
Due after five years through ten years	13,505
Due after ten years	5,945
Total	100,013
Mortgage-backed securities	118,192
Total available-for-sale securities	$ 218,205	$ 231,028